Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year (1)	Summary compensation table total for PEO	Compensation actually paid to PEO (2)	Average summary compensation table total for non-PEO named executive officers	Average compensation actually paid to non-PEO named executive officers (3)	Value of initial fixed $100 investment based on (4):		Net Income ($Mn)	Adjusted EBITDA (6) ($Mn)
					Total shareholder return	Peer group total shareholder return (5)
2025	$9,754,366	$(1,561,825)	$2,319,231	$582,777	$79.39	$117.12	$25.4	$301
2024	$10,078,913	$6,817,054	$2,310,918	$1,714,919	$138.78	$132.51	$98.6	$353
2023	$10,517,128	$9,124,943	$2,310,328	$1,872,883	$138.92	$106.10	$114.7	$342
2022	$9,320,280	$10,600,848	$1,900,947	$2,402,210	$138.52	$91.47	$99.5	$335
2021	$8,104,026	$11,957,823	$2,158,258	$2,615,423	$132.34	$100.05	$117.8	$367
(1)
The CEO for each covered year was Rod R. Little. The other NEOs for each covered year were as follows:

•
2025: Daniel J. Sullivan, LaTanya Langley, Paul R. Hibbert, Francesca Weissman and Jessica Spence
•
2024: Daniel J. Sullivan, Eric F. O’Toole, LaTanya Langley, John N. Hill and Paul R. Hibbert

•
2023: Daniel J. Sullivan, Eric F. O’Toole, John N. Hill and Paul R. Hibbert

•
2022: Daniel J. Sullivan, Eric F. O’Toole, John N. Hill and Paul R. Hibbert

•
2021: Daniel J. Sullivan, Eric F. O’Toole, Marisa B. Iasenza and Anne-Sophie Gaget

(2)
Amounts reported in this column are based on total compensation reported for our CEO in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. We used the same methodology and assumptions to compute the fair value of outstanding equity awards as detailed in footnote 15 of our financial statements included in our Form 10-K for the fiscal year ended September 30, 2025 but updated to reflect the appropriate information as of September 30, 2025.

Fiscal Year 2025
Total Compensation for CEO as reported SCT for the covered year	$9,754,366
Deduct pension values reported in SCT for the covered year	$0
Deduct grant date fair value of equity awards reported in SCT for the covered year	$(7,576,100)
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$0
Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$2,563,275
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$0
Add dividends paid on unvested shares/share units and stock options	$168,449
Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	$(6,310,346)
Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	$(161,469)
Subtract the fair value of any equity awards granted in any prior year that fail to meet the applicable vesting conditions during the covered fiscal year	$0
Compensation Actually Paid to CEO	$(1,561,825)
(3)
Amounts reported in this column are based on average total compensation reported for our other NEOs in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. We used the same methodology and assumptions to compute the fair value of outstanding equity awards as detailed in “Note 15. Share-Based Payments” of the Notes to Consolidated Financial Statements of our Annual Report on Form 10-K for the fiscal year ended September 30, 2025 but updated to reflect the appropriate information as of September 30, 2025.

Fiscal Year 2025
Average Total Compensation for other NEOs as reported SCT for the covered year	$2,319,231
Deduct average pension values reported in SCT for the covered year	$0
Deduct average grant date fair value of equity awards reported in SCT for the covered year	$(1,317,213)
Add average pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$0
Add average fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$347,527
Add average fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$0
Add average dividends paid on unvested shares/share units and stock options	$15,133
Add the average change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	$(342,806)
Add the average change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	$(18,648)
Subtract the fair value of any equity awards granted in any prior year that fail to meet the applicable vesting conditions during the covered fiscal year	$(420,446)
Average Compensation Actually Paid to Other NEOs	$582,777

(4)
Represents the value of a hypothetical $100 investment beginning at market close on September 30, 2020, assuming reinvestment of dividends.
(5)
Pursuant to Item 402(v) of Regulation S-K, the Company used the same peer group used for purposes of Item 201(e) of Regulation S-K, the S&P Composite 1500 Household Products Index.

(6)
Represents Adjusted EBITDA as shown in Appendix A.

Company Selected Measure Name	AdjustedEBITDA
Named Executive Officers, Footnote
(1)
The CEO for each covered year was Rod R. Little. The other NEOs for each covered year were as follows:

•
2025: Daniel J. Sullivan, LaTanya Langley, Paul R. Hibbert, Francesca Weissman and Jessica Spence
•
2024: Daniel J. Sullivan, Eric F. O’Toole, LaTanya Langley, John N. Hill and Paul R. Hibbert

•
2023: Daniel J. Sullivan, Eric F. O’Toole, John N. Hill and Paul R. Hibbert

•
2022: Daniel J. Sullivan, Eric F. O’Toole, John N. Hill and Paul R. Hibbert

•
2021: Daniel J. Sullivan, Eric F. O’Toole, Marisa B. Iasenza and Anne-Sophie Gaget

Peer Group Issuers, Footnote	(5) Pursuant to Item 402(v) of Regulation S-K, the Company used the same peer group used for purposes of Item 201(e) of Regulation S-K, the S&P Composite 1500 Household Products Index.
PEO Total Compensation Amount	$ 9,754,366	$ 10,078,913	$ 10,517,128	$ 9,320,280	$ 8,104,026
PEO Actually Paid Compensation Amount	$ (1,561,825)	6,817,054	9,124,943	10,600,848	11,957,823
Adjustment To PEO Compensation, Footnote
(2)
Amounts reported in this column are based on total compensation reported for our CEO in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. We used the same methodology and assumptions to compute the fair value of outstanding equity awards as detailed in footnote 15 of our financial statements included in our Form 10-K for the fiscal year ended September 30, 2025 but updated to reflect the appropriate information as of September 30, 2025.

Fiscal Year 2025
Total Compensation for CEO as reported SCT for the covered year	$9,754,366
Deduct pension values reported in SCT for the covered year	$0
Deduct grant date fair value of equity awards reported in SCT for the covered year	$(7,576,100)
Add pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$0
Add fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$2,563,275
Add fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$0
Add dividends paid on unvested shares/share units and stock options	$168,449
Add the change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	$(6,310,346)
Add the change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	$(161,469)
Subtract the fair value of any equity awards granted in any prior year that fail to meet the applicable vesting conditions during the covered fiscal year	$0
Compensation Actually Paid to CEO	$(1,561,825)

Non-PEO NEO Average Total Compensation Amount	$ 2,319,231	2,310,918	2,310,328	1,900,947	2,158,258
Non-PEO NEO Average Compensation Actually Paid Amount	$ 582,777	1,714,919	1,872,883	2,402,210	2,615,423
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Amounts reported in this column are based on average total compensation reported for our other NEOs in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the table below. We used the same methodology and assumptions to compute the fair value of outstanding equity awards as detailed in “Note 15. Share-Based Payments” of the Notes to Consolidated Financial Statements of our Annual Report on Form 10-K for the fiscal year ended September 30, 2025 but updated to reflect the appropriate information as of September 30, 2025.

Fiscal Year 2025
Average Total Compensation for other NEOs as reported SCT for the covered year	$2,319,231
Deduct average pension values reported in SCT for the covered year	$0
Deduct average grant date fair value of equity awards reported in SCT for the covered year	$(1,317,213)
Add average pension value attributable to current year’s service and any change in pension value attributable to plan amendments made in the covered year	$0
Add average fair values as of the end of the covered year of all equity awards granted during the covered year that are outstanding and unvested as of the end of such covered year	$347,527
Add average fair value as of the vesting date of any awards granted in the covered year that vested during the covered year	$0
Add average dividends paid on unvested shares/share units and stock options	$15,133
Add the average change in fair value (whether positive or negative) as of the end of the covered year of any equity awards granted in any prior year that are outstanding and unvested as of the end of such covered year	$(342,806)
Add the average change in fair value (whether positive or negative) as of the vesting date of any equity awards granted in any prior year for which all applicable vesting conditions were satisfied during the covered year	$(18,648)
Subtract the fair value of any equity awards granted in any prior year that fail to meet the applicable vesting conditions during the covered fiscal year	$(420,446)
Average Compensation Actually Paid to Other NEOs	$582,777

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Company’s Most Important Financial Performance Measures
The following were the most important financial performance measures used by the company to link executive compensation actually paid to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance:
►
Relative TSR

►
Adjusted EBITDA

►
Adjusted Net Sales

Total Shareholder Return Amount	$ 79.39	138.78	138.92	138.52	132.34
Peer Group Total Shareholder Return Amount	117.12	132.51	106.1	91.47	100.05
Net Income (Loss)	$ 25,400,000	$ 98,600,000	$ 114,700,000	$ 99,500,000	$ 117,800,000
Company Selected Measure Amount	301,000,000	353,000,000	342,000,000	335,000,000	367,000,000
PEO Name	Rod R. Little
Incentive Compensation Recoupment Policy [Text Block]
Incentive Compensation Recoupment Policy
On September 13, 2023, the HC&CC adopted the Edgewell Personal Care Company Incentive Compensation Recoupment Policy (the “Recoupment Policy”) replacing the previous Incentive Compensation Recoupment Policy dated April 24, 2017. Under the Recoupment Policy, our Board, through the HC&CC, may direct our Company to recover reasonably promptly the amount of erroneously awarded compensation in the event that the Company is required to prepare an accounting restatement due to the material non-compliance of the Company with any financial reporting requirement under the securities laws, including any required accounting restatement to correct an error in previously issued financial statements that is material to the previously issued financial statements, or that would result in a material misstatement if the error were corrected in the current period or left uncorrected in the current period.

Measure:: 1
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 2
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	(6) Represents Adjusted EBITDA as shown in Appendix A.
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted Net Sales
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,576,100)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,563,275
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(6,310,346)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(161,469)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	168,449
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,317,213)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	347,527
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(342,806)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(18,648)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(420,446)
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 15,133